Quarterly Holdings Report
for
Fidelity Simplicity RMD 2015 Fund℠
April 30, 2022
RW36-NPRT3-0622
1.858600.114
Domestic Equity Funds - 19.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	20,525	200,532
Fidelity Series Blue Chip Growth Fund (a)	27,708	344,966
Fidelity Series Commodity Strategy Fund (a)	79,531	422,311
Fidelity Series Growth Company Fund (a)	52,971	827,941
Fidelity Series Intrinsic Opportunities Fund (a)	40,322	763,296
Fidelity Series Large Cap Stock Fund (a)	43,028	757,295
Fidelity Series Large Cap Value Index Fund (a)	19,479	282,245
Fidelity Series Opportunistic Insights Fund (a)	26,507	429,946
Fidelity Series Small Cap Discovery Fund (a)	7,230	90,305
Fidelity Series Small Cap Opportunities Fund (a)	24,146	299,890
Fidelity Series Stock Selector Large Cap Value Fund (a)	48,866	626,467
Fidelity Series Value Discovery Fund (a)	31,280	477,956
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,317,090)		5,523,150

International Equity Funds - 22.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	30,381	440,528
Fidelity Series Emerging Markets Fund (a)	28,550	246,101
Fidelity Series Emerging Markets Opportunities Fund (a)	131,254	2,261,504
Fidelity Series International Growth Fund (a)	67,872	1,039,127
Fidelity Series International Small Cap Fund (a)	16,486	272,506
Fidelity Series International Value Fund (a)	100,620	1,041,420
Fidelity Series Overseas Fund (a)	89,752	1,041,123
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,564,492)		6,342,309

Bond Funds - 53.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	163,120	1,634,464
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	175,345	1,614,930
Fidelity Series Emerging Markets Debt Fund (a)	18,613	146,110
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	5,531	47,070
Fidelity Series Floating Rate High Income Fund (a)	3,109	28,416
Fidelity Series High Income Fund (a)	19,225	168,026
Fidelity Series Inflation-Protected Bond Index Fund (a)	21,619	217,268
Fidelity Series International Credit Fund (a)	528	4,688
Fidelity Series International Developed Markets Bond Index Fund (a)	110,422	1,003,731
Fidelity Series Investment Grade Bond Fund (a)	839,852	8,801,654
Fidelity Series Long-Term Treasury Bond Index Fund (a)	170,525	1,180,030
Fidelity Series Real Estate Income Fund (a)	9,728	107,879
TOTAL BOND FUNDS (Cost $16,108,406)		14,954,266

Short-Term Funds - 4.8%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.40% (a)(b)	1,081,187	1,081,187
Fidelity Series Short-Term Credit Fund (a)	27,928	270,067
TOTAL SHORT-TERM FUNDS (Cost $1,357,430)		1,351,254

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $29,347,418)	28,170,979
NET OTHER ASSETS (LIABILITIES) - 0.0%	57
NET ASSETS - 100.0%	28,171,036

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	1,818,286	178,415	6,875	(651)	(4,756)	1,634,464
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	2,047,635	306,197	9,591	(6,402)	(120,106)	1,614,930
Fidelity Series All-Sector Equity Fund	193,288	120,346	54,222	44,022	(2,595)	(56,285)	200,532
Fidelity Series Blue Chip Growth Fund	302,928	275,797	94,084	66,662	(4,870)	(134,805)	344,966
Fidelity Series Canada Fund	341,561	174,733	89,618	9,662	116	13,736	440,528
Fidelity Series Commodity Strategy Fund	849,404	379,884	736,865	264,372	(29,325)	(40,787)	422,311
Fidelity Series Emerging Markets Debt Fund	172,129	44,528	42,712	5,889	(2,304)	(25,531)	146,110
Fidelity Series Emerging Markets Debt Local Currency Fund	56,952	14,744	14,103	2,293	(1,027)	(9,496)	47,070
Fidelity Series Emerging Markets Fund	242,737	120,570	49,431	9,021	(2,453)	(65,322)	246,101
Fidelity Series Emerging Markets Opportunities Fund	2,195,952	1,445,311	516,639	286,179	(36,099)	(827,021)	2,261,504
Fidelity Series Floating Rate High Income Fund	33,749	7,248	12,368	1,094	(229)	16	28,416
Fidelity Series Government Money Market Fund 0.40%	4,045,829	374,338	3,338,980	2,277	-	-	1,081,187
Fidelity Series Growth Company Fund	768,927	776,734	288,456	258,288	(37,038)	(392,226)	827,941
Fidelity Series High Income Fund	198,248	43,893	56,647	8,334	(1,277)	(16,191)	168,026
Fidelity Series Inflation-Protected Bond Index Fund	2,977,887	339,885	2,965,694	129,052	159,866	(294,676)	217,268
Fidelity Series International Credit Fund	5,238	130	-	129	-	(680)	4,688
Fidelity Series International Developed Markets Bond Index Fund	-	1,181,673	110,851	929	(2,248)	(64,843)	1,003,731
Fidelity Series International Growth Fund	926,988	584,306	178,524	89,603	(9,631)	(284,012)	1,039,127
Fidelity Series International Small Cap Fund	285,440	148,839	56,953	40,993	(5,306)	(99,514)	272,506
Fidelity Series International Value Fund	919,358	434,656	224,471	56,210	(4,655)	(83,468)	1,041,420
Fidelity Series Intrinsic Opportunities Fund	793,290	439,976	338,624	142,641	(8,024)	(123,322)	763,296
Fidelity Series Investment Grade Bond Fund	10,375,135	2,175,836	2,562,215	181,504	(96,588)	(1,090,514)	8,801,654
Fidelity Series Large Cap Stock Fund	690,818	386,466	239,244	66,336	756	(81,501)	757,295
Fidelity Series Large Cap Value Index Fund	258,076	124,191	79,787	19,850	(643)	(19,592)	282,245
Fidelity Series Long-Term Treasury Bond Index Fund	948,913	744,538	269,255	18,638	(23,191)	(220,975)	1,180,030
Fidelity Series Opportunistic Insights Fund	398,491	307,120	121,810	86,951	(6,603)	(147,252)	429,946
Fidelity Series Overseas Fund	929,231	521,278	194,705	33,191	(6,527)	(208,154)	1,041,123
Fidelity Series Real Estate Income Fund	119,607	25,548	30,549	4,569	568	(7,295)	107,879
Fidelity Series Short-Term Credit Fund	930,515	102,312	733,352	10,070	(9,119)	(20,289)	270,067
Fidelity Series Small Cap Discovery Fund	86,700	34,662	18,521	6,676	(521)	(12,015)	90,305
Fidelity Series Small Cap Opportunities Fund	287,500	198,636	82,369	75,485	(3,213)	(100,664)	299,890
Fidelity Series Stock Selector Large Cap Value Fund	588,915	363,942	214,467	122,619	(6,599)	(105,324)	626,467
Fidelity Series Value Discovery Fund	452,649	240,627	163,687	61,224	(2,115)	(49,518)	477,956
	31,376,455	15,998,668	14,363,815	2,121,229	(147,947)	(4,692,382)	28,170,979

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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